5. REVERSE TAKEOVER: Schedule of Excess Consideration (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of Excess Consideration

Consideration paid:
Common shares deemed issued	$27,031,042
Preferred shares deemed issued	5,637,175
Finder's fee - common shares	8,502,900
Finder's fee - preferred shares	13,204,609
Fair value of warrants	303,749
Fair value of stock options	486,518
$55,165,993

Net identifiable assets acquired:
Cash and cash equivalents	$1,822,156
Accounts receivable	2,229
Prepaid expenses	794,538
Promissory note receivable	4,169,009
Right-of-use asset	91,402
Convertible loan receivable	17,597,600
Accounts payable	(898,303)
Lease liability	(118,119)
$23,460,512
Listing expense	$31,705,481